Derivative Liabilities - Summary of Change in the Value of the Warrant Derivative Liability (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Balance at beginning of period				$ 43,181,472	$ 9,998,636	$ 9,998,636	$ 0
Issuance of warrants, unit purchase option and convertible note						56,026,979	2,487,726
Exercise and expiration of warrants and unit purchase option						(42,558,951)	(885,259)
Change in fair value of warrant and option liability	$ 25,061	$ (135,727,676)	$ (20,016,848)	(106,888,362)	$ 22,641,625	19,714,808	8,396,169
Balance at end of period		$ 55,735,294		$ 55,735,294		$ 43,181,472	$ 9,998,636